Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 502,696	$ 77,603	¥ 581,781
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 19,680	$ 3,039	¥ 18,179
Treasury stock, shares	0	0	2,039,656
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	680,000,000	680,000,000	680,000,000
Ordinary shares, shares issued and outstanding	253,250,854	253,250,854	260,204,642
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	320,000,000	320,000,000	320,000,000
Ordinary shares, shares issued and outstanding	317,325,360	317,325,360	317,325,360